DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Not Designated as Hedging Instruments
The following table presents the fair value of the Company’s derivative instruments not designated as hedging instruments (in thousands):

		As of December 31,
Derivative instrument	Financial Statement Line Item	2025	2024
Interest Rate Swap	Other Non-Current Liabilities	$(1,653)	$—
Convertible Debenture Conversion Feature	Other Assets	466	883
Total		$(1,187)	$883

Schedule of Change in Fair Value of Derivatives Not Designated as Hedging Instruments
The following table presents the change in fair value of the Company’s derivative instruments not designated as hedging instruments, including the initial recognition of fair value for the interest rate swap, as reported on the Consolidated Statements of Operations (in thousands):

		Year Ended December 31,
Derivative instrument	Financial Statement Line Item	2025	2024
Interest Rate Swap	(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	$1,653	$—
Convertible Debenture Conversion Feature	(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	417	(690)
Total		$2,070	$(690)